SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Major Customer Concentration) (Details) (Customer [Member], Sales [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Customer A [Member]
Concentration Risk [Line Items]
Concentration percentage	42.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration percentage	19.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration percentage	18.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration percentage	13.00%	73.00%	64.00%